Long-term Debt - Principal Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Long-term Debt
2024	$ 16,326
Total	$ 16,326	$ 14,744
Mariadb Corporation Ab
Long-term Debt
2023 (remaining nine months)		122
2024		14,622
Total		$ 14,744	$ 29,236